Offerings	Oct. 31, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Fee Rate	0.01531%
Offering Note	(1) An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at unspecified prices. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. Also includes an unspecified number of securities that may be offered or sold by the registrant or a subsidiary of the registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this registration statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold under, registration statements previously filed by the registrant. All such market-making transactions with respect to these securities that are made pursuant to a registration statement after the effectiveness of this registration statement are being made solely pursuant to this registration statement. (2) Pursuant to Rule 457(q) under the Securities Act of 1933, as amended, no separate registration fee is required for the registration of an indeterminate amount of securities to be offered solely for market-making purposes by affiliates of the registrant.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Fee Rate	0.01531%
Offering Note	(1) An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at unspecified prices. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. Also includes an unspecified number of securities that may be offered or sold by the registrant or a subsidiary of the registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this registration statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold under, registration statements previously filed by the registrant. All such market-making transactions with respect to these securities that are made pursuant to a registration statement after the effectiveness of this registration statement are being made solely pursuant to this registration statement. (2) Pursuant to Rule 457(q) under the Securities Act of 1933, as amended, no separate registration fee is required for the registration of an indeterminate amount of securities to be offered solely for market-making purposes by affiliates of the registrant.